Pension Plans (Details 2) - Other post-employment benefit plans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
a) Fair value of plan assets
Opening balance	$ 6,804	$ 7,919	$ 6,612
Expected yield of insurance contracts	333	353	307
Employer contributions	859	836	1,931
Actuarial (gain) losses
Premiums paid
Benefits paid	(801)	(2,304)	(931)
Fair value of plan assets at year end	7,195	6,804	7,919
b) Present value of obligations
Present value of obligations opening balance	(5,958)	(6,998)	(4,975)
Net incorporation of Group companies
Service cost	(567)	(1,069)	(2,039)
Interest cost
Curtailment/settlement effect
Benefits paid
Past service cost
Actuarial (gain) losses
Other		2,109	16
Present value of obligations at year end	(6,525)	(5,958)	(6,998)
Net balance at year end	$ 670	$ 846	$ 921